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Virtus Seix Tax-Exempt Bond Fund
Virtus Seix Tax-Exempt Bond Fund

Virtus Seix Tax-Exempt Bond Fund (the “Fund”),

a series of Virtus Opportunities Trust

Supplement dated November 9, 2023, to the Summary and Statutory Prospectuses for the Fund listed above, each dated January 27, 2023, as supplemented

Important Notice to Investors

The table showing Average Annual Total Returns and the paragraph immediately after the table in the “Performance Information” section of the Fund’s summary prospectus and the summary section of the statutory prospectus applicable to the Fund, are hereby replaced in their entirety with the following:

Average Annual Returns - Virtus Seix Tax-Exempt Bond Fund	Label	1 Year	5 Years	10 Years
Class I	Return Before Taxes	(7.76%)	1.00%	1.67%
Class A	Return Before Taxes	(10.52%)	0.18%	1.13%
Class C	Return Before Taxes	(8.68%)	(0.01%)	0.65%
After Taxes on Distributions | Class I	Return After Taxes on Distributions	(7.76%)	0.91%	1.61%
After Taxes on Distributions and Sale of Fund Shares | Class I	Return After Taxes on Distributions and Sale of Fund Shares	(3.64%)	1.38%	1.92%
Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-22 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses or taxes)	(13.01%)	0.02%	1.06%
ICE BofA 1-22 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses or taxes)	Bloomberg U.S. Aggregate Bond Index	(6.74%)	1.39%	2.05%

Effective February 1, 2021, the ICE BofA 1-22 Year U.S. Municipal Securities Index is the Fund’s style-specific benchmark. The ICE BofA 1–22 Year U.S. Municipal Securities Index is a subset of the ICE BofA U.S. Municipal Securities Index including all securities with a remaining term to final maturity less than 22 years, calculated on a total return basis. The Bloomberg U.S. Aggregate Bond Index, which is the Fund’s broad-based benchmark, measures the U.S. investment grade fixed rate bond market. The indexes are calculated on a total return basis, are unmanaged, and are not available for direct investment.

Investors should retain this supplement with the Prospectuses and SAI for future reference.